SHAREHOLDERS’ EQUITY (Details Narrative)	1 Months Ended
Aug. 12, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	500,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares issued	1,725,000
Common stock, shares outstanding	1,725,000
Sale of stock description	Each holder of a right will receive one-twentieth (1/20) ordinary share upon consummation of a Business Combination, even if the holder of such right redeemed all shares held by it in connection with a Business Combination. No fractional shares will be issued upon exchange of the rights.
Exercise price of warrants | $ / shares	$ 0.01
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	500,000,000
Common stock, par value | $ / shares	$ 0.0001
Voting rights	Holders of the Company’s ordinary shares are entitled to one vote for each share
Common stock, shares issued	1,725,000
Common stock, shares outstanding	1,725,000
Redemption of shares	225,000
Shareholders offerings, description	the initial shareholders will own 20.0% of the issued and outstanding shares after the Proposed Public Offering
Temporary equity, par value | $ / shares	$ 18.00
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock description	the Company issues additional ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per ordinary share (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any founder shares, Private Placement Units (or any private placement equivalent securities issued to the Sponsor or its affiliates upon conversion of either Working Capital Loans or extension loans made to the Company) held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the ordinary shares during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Exercise price of warrants | $ / shares	$ 11.50
Warrant term	5 years